OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
OTHER INTANGIBLE ASSETS

NOTE 18 – OTHER INTANGIBLE ASSETS

The following table shows the movements of the other intangible assets during years ended on December 31, 2024, 2023 and 2022:

	Internally generated				Separate
	Developing		In use		acquisition		Total
Balance as of January 1, 2022	Ps.	563,261	Ps.	378,956	Ps.	943,825	Ps.	1,886,042
Capitalizations / Acquisitions / Purchases		494,055		—		105,623		599,678
Amortization		—		(70,538)		(187,379)		(257,917)
Transfers		(252,193)		155,588		96,605		—
Withdrawals		(3,619)		(46)		(1,335)		(5,000)
Discontinued operations (1)		—		—		(23,239)		(23,239)
Reclassification BAC (2)		(13,538)		—		(177,432)		(190,970)
Effect of movements in exchange rates		1,720		—		29,844		31,564
Balance as of December 31, 2022	Ps.	789,686	Ps.	463,960	Ps.	786,512	Ps.	2,040,158
Capitalizations / Acquisitions / Purchases		629,807		—		52,889		682,696
Amortization		—		(89,949)		(187,073)		(277,022)
Transfers		(191,381)		111,365		80,016		—
Withdrawals		(11,244)		—		(1,962)		(13,206)
Arrangement of entities (3)		(14,333)		—		(459)		(14,792)
Effect of movements in exchange rates		(1,092)		—		(34,315)		(35,407)
Balance as of December 31, 2023	Ps.	1,201,443	Ps.	485,376	Ps.	695,608	Ps.	2,382,427
Capitalizations / Acquisitions / Purchases		609,682		—		45,168		654,850
Amortization		—		(112,936)		(176,355)		(289,291)
Transfers		(665,019)		431,499		233,520		—
Withdrawals		(1,494)		(3,232)		(5,046)		(9,772)
Effect of movements in exchange rates		1,002		—		19,102		20,104
Balance as of December 31, 2024	Ps.	1,145,614	Ps.	800,707	Ps.	811,997	Ps.	2,758,318

(1)	See note 1.1 “Discontinued operations of BAC Holding”.
(2)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.
(3)	Includes the sale of Peajes Electrónicos.